Fees and Expenses	Sep. 01, 2026
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Annual Fund Operating Expenses” have been restated to reflect the U.S. Fund’s expected fees and expenses for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and service (12b-1) fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

*	On November 6, 2026, Lyrical U.S. Value Equity Fund (the “Predecessor Fund”), will be reorganized into the U.S. Fund (the “Reorganization”). The U.S. Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the U.S. Fund’s expected fees and expenses for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the Predecessor Fund’s most recent fiscal year, the portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Lyrical International Value Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Annual Fund Operating Expenses” have been restated to reflect the International Fund’s expected fees and expenses for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and service (12b-1) fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

*	On November 6, 2026, Lyrical International Value Equity Fund (the “Predecessor Fund”), will be reorganized into the International Fund (the “Reorganization”). The International Fund will commence operations upon the completion of the Reorganization and continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the International Fund’s expected fees and expenses for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the Predecessor Fund’s most recent fiscal year, the portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	109.00%